Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings per Share
17.	Earnings per Share

Basic earnings per common share is presented under the two-class method and is computed by dividing the earnings applicable to common stockholders by the weighted average number of common shares outstanding for the period.

Under the two class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed. For the years ended December 31, 2012, December 31, 2011 and December 31, 2010 no dividend was declared. The Class B common shareholders’ dividend rights are subordinated to those of holders of Class A common shares. Net income for the relevant period is allocated based on the contractual rights of each class of security and as there was insufficient net income to allow any dividend on the Class B common shares no earnings were allocated to Class B common shares.

Losses are only allocated to participating securities in a period of net loss if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such losses. No such obligation exists for Class B common shareholders and, accordingly, losses would only be allocated to the Class A common shareholders.

At December 31, 2012, there were 6,188,088 Class A Warrants to purchase Class A common shares at an exercise price of $9.25 outstanding which are due to expire on September 1, 2013. In addition, there were 257,070 restricted stock units granted and unvested as part of management’s equity incentive plan and as part of the Directors’ compensation as at the period end. As of December 31, 2012 only Class A and B common shares are participating securities.

For the year ended December 31, 2010 the diluted weighted average number of Class A common shares outstanding is the same as the basic weighted average number of shares outstanding. The diluted weighted average number of shares excludes the outstanding restricted stock units and the outstanding warrants as these would have an antidilutive effect. For the years ended December 31, 2012 and December 31, 2011, the diluted weighted average number of shares includes the incremental effect of outstanding stock based incentive awards but excludes the effect of outstanding warrants as these were antidilutive.

(In thousands, except share data)	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Class A common shares
Weighted average number of common shares outstanding (B)	47,481,766	47,262,549	46,910,604
Dilutive effect of share-based awards	152,225	185,463	—

Common shares and common share equivalents (F)	47,633,991	47,448,012	46,910,604

Class B common shares
Weighted average number of common shares outstanding (D)	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based awards	—	—	—

Common shares (H)	7,405,956	7,405,956	7,405,956

Basic Earnings per Share
Net income (loss) available to shareholders	$31,928	$9,071	$(3,971)
Available to:
- Class A shareholders for period	$31,928	$9,071	$(3,971)
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro-rata between Class A and B	—	—	—
Net income (loss) available for Class A (A)	$31,928	$9,071	$(3,971)
Net income (loss) available for Class B (C)	—	—	—
Basic Earnings per share:
Class A (A/B)	$0.67	$0.19	$(0.08)
Class B (C/D)	—	—	—
Diluted Earnings per Share
Net income (loss) available to shareholders	$31,928	$9,071	$(3,971)
Available to:
- Class A shareholders for period	$31,928	$9,071	$(3,971)
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro rata between Class A and B	—	—	—
Net income (loss) available for Class A (E)	$31,928	$9,071	$(3,971)
Net income (loss) available for Class B (G)	—	—	—
Diluted Earnings per share:
Class A (E/F)	$0.67	$0.19	$(0.08)
Class B (G/H)	—	—	—